Schedule of Investments (unaudited) September 30, 2021	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 36.0%
Acceleron Pharma, Inc.(a)(b)	296,199	$50,975,848
Acumen Pharmaceuticals, Inc., (Acquired 11/20/20, Cost: $5,419,999)(c)	1,426,503	20,673,777
Agios Pharmaceuticals, Inc.(a)(b)	417,428	19,264,302
Akeso, Inc.(b)(d)	954,000	5,221,436
Akouos, Inc.(b)	287,850	3,341,939
Allakos, Inc.(a)(b)	188,974	20,006,677
Allogene Therapeutics, Inc.(b)	138,210	3,551,997
Alnylam Pharmaceuticals, Inc.(a)(b)	262,172	49,500,695
ALX Oncology Holdings, Inc.(b)	71,252	5,262,673
Ambrx Biopharma, Inc., (Acquired 06/22/21, Cost: $14,580,000)(c)	8,860,794	16,611,676
Annexon, Inc.(b)	444,605	8,274,099
Apellis Pharmaceuticals, Inc.(b)	160,886	5,302,803
Applied Molecular Transport, Inc.(b)	156,491	4,048,422
Arcus Biosciences, Inc.(b)	168,455	5,874,026
Arcutis Biotherapeutics, Inc.(b)	462,955	11,059,995
Arena Pharmaceuticals, Inc.(a)(b)	125,360	7,465,188
Argenx SE, ADR(b)	114,339	34,530,378
Arrowhead Pharmaceuticals, Inc.(b)	81,025	5,058,391
Beam Therapeutics, Inc.(b)	35,888	3,122,615
BioAtla, Inc.(b)	138,461	4,076,292
Biohaven Pharmaceutical Holding Co. Ltd.(b)	116,240	16,146,898
BioMarin Pharmaceutical, Inc.(b)	148,083	11,445,335
Biomea Fusion, Inc.(b)(e)	521,404	6,241,206
Blueprint Medicines Corp.(b)	71,730	7,374,561
Bridgebio Pharma, Inc.(b)	210,701	9,875,556
Bright Peak Therapeutics AG, Series B, (Acquired 05/14/21, Cost: $8,000,004)(c)(f)	2,048,132	8,000,004
C4 Therapeutics, Inc.(b)	366,588	16,379,152
Cerevel Therapeutics Holdings, Inc.(b)	266,656	7,866,352
Connect Biopharma Holdings Ltd.(b)	71,128	1,699,959
Connect Biopharma Holdings Ltd., (Acquired 12/01/20, Cost: $14,579,981)(c)	1,330,134	31,790,203
Cytokinetics, Inc.(b)	276,900	9,896,406
Decibel Therapeutics, Inc., (Acquired 11/02/20, Cost: $5,826,937)(c)	636,792	4,909,666
Decibel Therapeutics, Inc.(b)	156,735	1,208,427
Deciphera Pharmaceuticals, Inc.(b)	77,670	2,639,227
Dicerna Pharmaceuticals, Inc.(b)	380,133	7,663,481
Enanta Pharmaceuticals, Inc.(b)	67,443	3,831,437
Everest Medicines Ltd., (Acquired 05/29/20, Cost: $11,209,200)(c)	3,113,667	19,678,780
Everest Medicines Ltd.(b)(d)	433,000	2,734,233
Fate Therapeutics, Inc.(b)	54,634	3,238,157
Forma Therapeutics Holdings, Inc.(b)	513,126	11,899,392
Fusion Pharmaceuticals, Inc.(b)	388,880	3,079,930
Genetron Holdings Ltd., ADR(b)	344,326	4,768,915
Genmab A/S(b)	206,342	90,155,271
Genmab A/S, ADR(b)	731,536	31,968,123
Global Blood Therapeutics, Inc.(b)	382,942	9,757,362
Gracell Biotechnologies, Inc., ADR(b)	820,312	11,377,727
Gritstone bio, Inc.(b)	310,640	3,354,912
HBM Holdings Ltd.(b)(d)(e)	7,328,000	6,347,416
Horizon Therapeutics PLC(b)	221,999	24,317,770
Icosavax, Inc.(b)	728,412	21,553,711
Ideaya Biosciences, Inc.(b)	368,328	9,388,681
Imago Biosciences, Inc.(b)	135,209	2,708,236
Immunocore Holdings PLC, ADR(b)	59,868	2,219,307

Security	Shares	Value

Biotechnology (continued)
Immunocore Ltd., (Acquired 12/21/20, Cost: $5,861,799)(c)	321,900	$11,932,833
Insmed, Inc.(b)	125,556	3,457,812
Iovance Biotherapeutics, Inc.(b)	226,055	5,574,516
Kadmon Holdings, Inc.(b)	2,380,341	20,732,770
Keros Therapeutics, Inc.(b)	200,607	7,936,013
Kinnate Biopharma, Inc.(b)	295,538	6,803,285
Kodiak Sciences, Inc.(b)	87,252	8,374,447
Kronos Bio, Inc., (Acquired 10/09/20, Cost: $4,591,000), 8/20/2020(c)	284,272	5,958,341
Krystal Biotech, Inc.(b)	110,164	5,751,662
Kymera Therapeutics, Inc.(b)	716,241	42,071,996
Mersana Therapeutics, Inc.(b)	1,473,079	13,891,135
Mirati Therapeutics, Inc.(a)(b)	94,751	16,762,399
Morphic Holding, Inc.(b)	94,902	5,375,249
Natera, Inc.(b)	373,322	41,603,004
NiKang Therapeutics, Inc., Series C, (Acquired 05/20/21, Cost: $7,999,996)(c)(f)	1,394,189	7,999,996
Nkarta, Inc.(b)	139,049	3,866,953
Olema Pharmaceuticals, Inc.(b)	617,801	17,026,596
ORIC Pharmaceuticals, Inc.(b)	185,615	3,881,210
PMV Pharmaceuticals, Inc.(b)	458,000	13,648,400
Point Biopharma Global, Inc.(b)	394,898	3,036,766
Prometheus Biosciences, Inc.(b)	307,562	7,292,295
Prothena Corp. PLC(b)	343,011	24,432,674
PTC Therapeutics, Inc.(b)	205,369	7,641,780
Rapt Therapeutics, Inc.(b)	178,545	5,543,822
Relay Therapeutics, Inc.(b)	58,047	1,830,222
Remegen Co. Ltd., Class H(b)(d)	518,000	6,516,145
Revolution Medicines, Inc.(b)	207,638	5,712,121
Rubius Therapeutics, Inc.(b)	160,855	2,876,087
Sarepta Therapeutics, Inc.(b)	155,099	14,343,556
Seagen, Inc.(a)(b)(g)	515,900	87,599,820
Sigilon Therapeutics, Inc.(b)	564,538	3,189,640
Tango Therapeutics, Inc., (Acquired 08/10/21, Cost: $5,000,000)(c)	500,000	6,470,000
Tango Therapeutics, Inc.(b)	167,744	2,168,930
Taysha Gene Therapies, Inc.(b)	435,201	8,103,443
TCR2 Therapeutics, Inc.(b)	215,918	1,837,462
Tenaya Therapeutics, Inc.(b)	165,729	3,422,304
United Therapeutics Corp.(a)(b)	55,704	10,281,844
Voyager Therapeutics, Inc.(b)	248,359	653,184
Zai Lab Ltd., ADR(b)	183,611	19,350,763
Zentalis Pharmaceuticals, Inc.(b)	221,186	14,739,835

		1,168,430,332

Diversified Financial Services(b) — 1.8%
DA32 Life Science Tech Acquisition Corp., Class A(h)	1,496,819	14,713,731
Eucrates Biomedical Acquisition Corp.(h)	897,657	8,779,085
Health Assurance Acquisition Corp., Class A	1,361,273	13,313,250
Health Sciences Acquisitions Corp.	233,344	2,307,772
Helix Acquisition Corp., Class A	216,150	2,133,401
Lifesci Acquisition II Corp.(h)	728,200	7,136,360
MedTech Acquisition Corp., Class A(e)	917,284	9,108,630

		57,492,229

Electronic Equipment, Instruments & Components — 0.3%
908 Devices, Inc.(b)(h)	274,084	8,913,212

Health Care Equipment & Supplies — 24.2%
ABIOMED, Inc.(a)(b)	84,391	27,470,958
Alcon, Inc.	736,189	59,241,129
ConvaTec Group PLC(d)	4,411,215	12,838,331

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cooper Cos., Inc.	58,900	$24,343,959
Demant A/S(b)	466,495	23,507,230
DexCom, Inc.(a)(b)	56,427	30,857,669
Edwards Lifesciences Corp.(b)	265,893	30,101,747
GN Store Nord A/S	192,531	13,316,047
Hill-Rom Holdings, Inc.(a)	137,629	20,644,350
Insulet Corp.(b)	134,885	38,338,364
Intuitive Surgical, Inc.(b)	70,396	69,984,183
Kangji Medical Holdings Ltd.	2,371,919	3,146,087
Masimo Corp.(b)	208,281	56,383,750
Nevro Corp.(a)(b)	236,095	27,476,736
Novocure Ltd.(b)	25,115	2,917,610
NuVasive, Inc.(b)	129,778	7,767,213
Nyxoah SA(b)(e)	648,041	18,294,197
Penumbra, Inc.(b)	60,113	16,020,115
Pulmonx Corp.(b)	105,251	3,786,931
ResMed, Inc.(a)	196,756	51,855,044
SI-BONE, Inc.(b)	151,175	3,238,169
Silk Road Medical, Inc.(b)	205,132	11,288,414
Sonova Holding AG, Registered Shares	77,355	29,233,081
STERIS PLC	131,745	26,912,869
Straumann Holding AG, Registered Shares	35,568	63,789,815
Tandem Diabetes Care, Inc.(a)(b)	142,650	17,029,557
Teleflex, Inc.	136,332	51,335,815
Zimmer Biomet Holdings, Inc.	291,793	42,706,823

		783,826,193

Health Care Providers & Services — 10.6%
Addus HomeCare Corp.(b)	42,050	3,353,488
Agilon Health, Inc.(b)	282,683	7,409,121
Alignment Healthcare, Inc.(b)	339,512	5,425,402
Amedisys, Inc.(b)(g)	218,209	32,534,962
Amplifon SpA	610,945	29,035,486
Cano Health, Inc., (Acquired 09/02/21, Cost: $21,741,890)(c)	2,174,189	27,568,717
CareMax, Inc., (Acquired 07/22/21, Cost: $14,077,000)(c)	1,407,700	13,598,382
CareMax, Inc.(b)	309,553	2,990,282
Centene Corp.(a)(b)	410,987	25,608,600
Chemed Corp.	22,962	10,680,085
Encompass Health Corp.(a)	391,213	29,356,624
Guardant Health, Inc.(b)	136,235	17,030,737
Innovage Holding Corp.(b)	81,379	537,915
Jinxin Fertility Group Ltd.(b)(d)	18,437,100	27,343,749
Kindstar Globalgene Technology, Inc., (Acquired 07/08/21, Cost: $5,204,660)(c)	4,092,500	3,039,258
LHC Group, Inc.(a)(b)	233,959	36,710,507
LifeStance Health Group, Inc.(b)	417,013	6,046,688
Oak Street Health, Inc.(b)(g)	1,199,764	51,025,963
Privia Health Group, Inc.(b)	137,329	3,235,471
Rede D’Or Sao Luiz SA(d)	843,563	10,519,463

		343,050,900

Health Care Technology(b) — 1.1%
Definitive Healthcare Corp.	150,428	6,442,831
Sophia Genetics SA	291,485	5,109,732
Teladoc Health, Inc.	184,446	23,389,597

		34,942,160

Life Sciences Tools & Services — 10.9%
Avantor, Inc.(b)	724,709	29,640,598
Berkeley Lights, Inc.(a)(b)	190,554	3,727,236
Bruker Corp.	208,102	16,252,766

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.(b)	85,445	$35,260,588
Cytek Biosciences, Inc.(b)	840,842	18,002,427
Gerresheimer AG	243,305	23,806,580
Illumina, Inc.(b)	33,273	13,495,862
IQVIA Holdings, Inc.(b)	136,077	32,595,885
Lonza Group AG, Registered Shares	33,777	25,336,444
Nautilus Biotechnology, Inc.(b)	314,366	1,930,207
Olink Holding AB, ADR(b)	29,442	713,968
Sotera Health Co.(b)	1,179,907	30,854,568
WuXi AppTec Co. Ltd., Class H(d)	2,711,292	63,118,369
Wuxi Biologics Cayman, Inc.(b)(d)	3,752,303	60,863,435

		355,598,933

Pharmaceuticals — 4.3%
Antengene Corp. Ltd., (Acquired 11/18/20, Cost: $7,091,948)(c)	5,019,274	6,692,666
Antengene Corp. Ltd.(b)(d)	2,462,000	3,274,591
Daiichi Sankyo Co. Ltd.	711,600	18,915,143
Eisai Co. Ltd.	234,200	17,543,326
Hansoh Pharmaceutical Group Co. Ltd.(d)	8,792,068	22,256,023
Marinus Pharmaceuticals, Inc.(b)	320,484	3,647,108
Merck KGaA	99,895	21,621,243
Nektar Therapeutics(b)	335,188	6,019,976
Nuvation Bio, Inc.(b)	200,496	1,992,930
UCB SA	344,377	38,562,384

		140,525,390

Total Common Stocks — 89.2% (Cost: $2,031,141,818)		2,892,779,349

Preferred Securities

Preferred Stocks — 11.2%(c)

Biotechnology — 5.9%
Abbisko Cayman Ltd., (Acquired 12/21/20, Cost: $14,841,983)(f)	1,037,825	14,841,986
Affinvax, Inc., Series C, (Acquired 01/06/21, Cost: $5,786,041)(f)	183,164	6,363,117
Amunix Pharmaceuticals, Inc., Series B, (Acquired 02/26/21, Cost: $9,999,999)(f)	5,657,068	11,483,848
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)(f)	2,430,833	13,126,498
Design Therapeutics, Inc., (Acquired 01/25/21, Cost: $10,000,003)	936,636	13,759,183
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $3,029,231)(f)	2,567,145	3,311,617
Imago Biosciences, Inc., (Acquired 11/12/20, Cost: $10,000,009)	985,657	19,172,365
Immuneering Corp., Series B, (Acquired 12/21/20, Cost: $5,999,982)	817,261	20,987,058
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $13,498,156)(f)	482,077	13,498,156
LianBio, Series A, (Acquired 10/28/20, Cost: $5,960,632)(f)	105,200	6,823,272
Monte Rosa Therapeutics, Inc., (Acquired 03/11/21, Cost: $7,999,998)	764,573	16,646,674
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $9,549,916)(f)	3,913,900	10,841,503
Numab Therapeutics AG, (Acquired 05/07/21, Cost: $7,770,441)(f)	815,851	7,511,134
Omega Therapeutics, Inc., Series C, (Acquired 03/04/21, Cost: $7,999,998)	705,882	12,869,739

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
OnKure, Inc., Series B, (Acquired 03/03/21, Cost: $2,250,001)(f)	814,244	$2,250,001
Talaris Therapeutics, Inc., (Acquired 09/30/20, Cost: $7,369,358)	748,614	10,055,333
TScan Therapeutics, Inc., Series C, (Acquired 01/15/21, Cost: $9,999,999)	855,317	6,927,270

		190,468,754

Health Care Equipment & Supplies(f) — 0.8%
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $13,225,003)	2,257,597	13,229,518
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)	2,379,480	6,948,082
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $6,441,930)	2,078,042	6,441,930

		26,619,530

Health Care Providers & Services(f) — 1.5%
Adicon Holdings Ltd., (Acquired 12/22/20, Cost: $17,840,000)	10,696,226	17,434,849
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	18,599,037
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $14,071,890)	115,766,240	13,722,956

		49,756,842

Life Sciences Tools & Services — 0.8%
IsoPlexis Corp., Series D, (Acquired 12/30/20, Cost: $14,800,023)(f)	192,408	17,865,083
Rapid Micro Biosystems, Inc., Series D, (Acquired 03/09/21, Cost: $9,896,004)	549,778	9,863,871

		27,728,954

Pharmaceuticals(f) — 1.2%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $5,000,000)	802,478	14,677,322
Series C, (Acquired 03/10/21, Cost: $3,600,018)	196,818	3,600,018
Vividion Therapeutics, Inc., Series C, (Acquired 02/18/21, Cost: $8,000,000)	3,809,524	19,314,287

		37,591,627

Semiconductors & Semiconductor Equipment — 0.5%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $14,999,997)(f)	571,947	14,985,012

Software — 0.5%
Carbon Health Technologies, Inc., (Acquired 07/09/21, Cost: $17,100,000)(f)	17,100	17,100,000

Total Preferred Stocks — 11.2%		364,250,719

Total Preferred Securities — 11.2% (Cost: $288,545,594)		364,250,719

Warrants

Diversified Financial Services(b) — 0.0%
Eucrates Biomedical Acquisition Corp. (Expires 12/14/2025)	299,219	215,468

Security	Shares	Value

Diversified Financial Services (continued)
Health Assurance Acquisition Corp. (Expires 11/12/2025)	340,318	$350,527
MedTech Acquisition Corp. (Expires 12/18/2025)	305,761	250,724

		816,719

Health Care Equipment & Supplies — 0.0%
Butterfly Network, Inc. (Expires 05/27/2025)(b)	162,183	446,003

Health Care Providers & Services — 0.0%
CareMax, Inc. (Expires 06/08/2026)(b)	63,808	169,091

Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Expires 07/07/2027)(b)	68,880	174,267

Total Warrants — 0.0% (Cost: $2,562,552)		1,606,080

Total Long-Term Investments — 100.4% (Cost: $2,322,249,964)		3,258,636,148

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(h)(i)	15,016,319	15,016,319
SL Liquidity Series, LLC, Money Market Series, 0.13%(h)(i)(j)	5,999,412	6,001,211

Total Short-Term Securities — 0.6% (Cost: $21,017,530)		21,017,530

Total Investments Before Options Written — 101.0% (Cost: $2,343,267,494)		3,279,653,678

Options Written — (0.5)% (Premiums Received: $(25,606,224))		(19,240,836)

Total Investments, Net of Options Written — 100.5% (Cost: $2,317,661,270)		3,260,412,842

Liabilities in Excess of Other Assets — (0.5)%		(16,302,043)

Net Assets — 100.0%		$3,244,110,799

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $549,175,018, representing 16.9% of its net assets as of period end, and an original cost of $419,730,008.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust II (BMEZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
908 Devices, Inc.(a)	$16,518,575	$—	$(738,936)		$419,536	$(7,285,963)	$8,913,212	274,084	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	18,347,773	—	(3,331,454	)(b)	—	—	15,016,319	15,016,319	4,563		—
DA32 Life Science Tech Acquisition Corp., Class A(a)	N/A	14,968,190	—		—	(254,459)	14,713,731	1,496,819	—		—
Eucrates Biomedical Acquisition Corp.(a)	N/A	8,555,569	—		—	223,516	8,779,085	897,657	—		—
Lifesci Acquisition II Corp.(a)	7,733,484	—	—		—	(597,124)	7,136,360	728,200	—		—
SL Liquidity Series, LLC, Money Market Series	9,577,689	—	(3,576,617	)(b)	139	—	6,001,211	5,999,412	194,012	(c)	—

					$419,675	$(7,914,030)	$60,559,918		$198,575		$—

(a)	As of the beginning of the period, the entity was not considered an affiliate.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Edwards Lifesciences Corp.	79	10/01/21	USD	118.00	USD	894	$(1,185)
Intuitive Surgical, Inc.	76	10/01/21	USD	1,060.00	USD	7,556	(25,080)
Nektar Therapeutics	305	10/01/21	USD	13.92	USD	548	(123,221)
Tandem Diabetes Care, Inc.	133	10/01/21	USD	118.00	USD	1,588	(28,595)
LHC Group, Inc.	211	10/06/21	USD	218.00	USD	3,311	—
Centene Corp.	220	10/08/21	USD	66.00	USD	1,371	(7,150)
Intuitive Surgical, Inc.	36	10/08/21	USD	1,070.00	USD	3,579	(8,010)
Tandem Diabetes Care, Inc.	106	10/08/21	USD	119.00	USD	1,265	(25,440)
908 Devices, Inc.	308	10/15/21	USD	45.00	USD	1,002	(3,080)
Agilon Health, Inc.	212	10/15/21	USD	40.00	USD	556	(10,600)
Agilon Health, Inc.	212	10/15/21	USD	35.00	USD	556	(2,120)
Alcon, Inc.	721	10/15/21	USD	85.00	USD	5,802	(19,828)
Allakos, Inc.	300	10/15/21	USD	110.00	USD	3,176	(142,500)
ALX Oncology Holdings, Inc.	213	10/15/21	USD	70.00	USD	1,573	(175,725)
Apellis Pharmaceuticals, Inc.	258	10/15/21	USD	90.00	USD	850	(20,640)
Arcutis Biotherapeutics, Inc.	307	10/15/21	USD	25.00	USD	733	(29,933)
Argenx SE, ADR	177	10/15/21	USD	330.00	USD	5,345	(45,135)
Avantor, Inc.	1,041	10/15/21	USD	40.00	USD	4,258	(184,777)
Beam Therapeutics, Inc.	110	10/15/21	USD	105.00	USD	957	(6,050)
Biohaven Pharmaceutical Holding Co. Ltd.	151	10/15/21	USD	135.00	USD	2,098	(126,840)
BioMarin Pharmaceutical, Inc.	222	10/15/21	USD	80.00	USD	1,716	(34,965)
Blueprint Medicines Corp.	215	10/15/21	USD	100.00	USD	2,210	(164,475)
Bruker Corp.	624	10/15/21	USD	87.50	USD	4,873	(46,800)
C4 Therapeutics, Inc.	355	10/15/21	USD	45.00	USD	1,586	(117,150)
C4 Therapeutics, Inc.	424	10/15/21	USD	42.81	USD	1,894	(120,196)
Centene Corp.	274	10/15/21	USD	65.00	USD	1,707	(25,345)
Cerevel Therapeutics Holdings, Inc.	204	10/15/21	USD	40.00	USD	602	(11,220)
Cytokinetics, Inc.	419	10/15/21	USD	33.00	USD	1,498	(155,030)
Dicerna Pharmaceuticals, Inc.	570	10/15/21	USD	25.00	USD	1,149	(21,375)
Edwards Lifesciences Corp.	425	10/15/21	USD	120.00	USD	4,811	(25,500)
Enanta Pharmaceuticals, Inc.	101	10/15/21	USD	50.00	USD	574	(72,215)
Encompass Health Corp.	618	10/15/21	USD	80.00	USD	4,637	(58,710)
Global Blood Therapeutics, Inc.	579	10/15/21	USD	30.05	USD	1,475	(16,903)
Guardant Health, Inc.	171	10/15/21	USD	130.00	USD	2,138	(39,757)
Horizon Pharma PLC	200	10/15/21	USD	105.00	USD	2,191	(136,000)
Horizon Pharma PLC	465	10/15/21	USD	110.00	USD	5,094	(144,150)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Insulet Corp.	150	10/15/21	USD	310.00	USD	4,263	$(16,500)
Kymera Therapeutics, Inc.	550	10/15/21	USD	65.00	USD	3,231	(269,500)
Kymera Therapeutics, Inc.	532	10/15/21	USD	75.00	USD	3,125	(266,000)
LHC Group, Inc.	227	10/15/21	USD	185.00	USD	3,562	(17,025)
Marinus Pharmaceuticals, Inc.	330	10/15/21	USD	21.00	USD	376	(29,700)
Masimo Corp.	168	10/15/21	USD	295.00	USD	4,548	(37,800)
Mersana Therapeutics, Inc.	969	10/15/21	USD	17.50	USD	914	(14,535)
Natera, Inc.	163	10/15/21	USD	125.00	USD	1,816	(38,305)
NuVasive, Inc.	200	10/15/21	USD	60.00	USD	1,197	(54,500)
Oak Street Health, Inc.	1,822	10/15/21	USD	60.00	USD	7,749	(109,320)
Penumbra, Inc.	180	10/15/21	USD	260.00	USD	4,797	(242,100)
Prothena Corp. PLC	249	10/15/21	USD	70.00	USD	1,774	(126,990)
Rapt Therapeutics, Inc.	405	10/15/21	USD	35.00	USD	1,258	(36,450)
ResMed, Inc.	295	10/15/21	USD	290.00	USD	7,775	(13,275)
Rubius Therapeutics, Inc.	12	10/15/21	USD	30.00	USD	21	(1,020)
Seagen, Inc.	796	10/15/21	USD	164.93	USD	13,516	(632,708)
SI-BONE, Inc.	300	10/15/21	USD	35.00	USD	643	(28,500)
Silk Road Medical, Inc.	252	10/15/21	USD	55.00	USD	1,387	(44,730)
Sotera Health Co.	600	10/15/21	USD	25.00	USD	1,569	(147,000)
STERIS PLC	196	10/15/21	USD	220.00	USD	4,004	(19,600)
Teleflex, Inc.	272	10/15/21	USD	390.00	USD	10,242	(160,480)
Zentalis Pharmaceuticals, Inc.	165	10/15/21	USD	55.00	USD	1,100	(205,425)
Zentalis Pharmaceuticals, Inc.	165	10/15/21	USD	60.00	USD	1,100	(128,700)
Zimmer Biomet Holdings, Inc.	290	10/15/21	USD	148.80	USD	4,244	(62,625)
Illumina, Inc.	36	10/22/21	USD	490.00	USD	1,460	(16,560)
Intuitive Surgical, Inc.	31	10/22/21	USD	1,100.00	USD	3,082	(26,040)
Teladoc Health, Inc.	113	10/22/21	USD	150.00	USD	1,433	(8,023)
Encompass Health Corp.	555	10/25/21	USD	80.00	USD	4,165	(57,075)
Biohaven Pharmaceutical Holding Co. Ltd.	197	11/01/21	USD	134.50	USD	2,737	(242,222)
Alcon, Inc.	702	11/03/21	USD	86.50	USD	5,649	(152,851)
Masimo Corp.	228	11/03/21	USD	275.00	USD	6,172	(187,705)
Centene Corp.	288	11/05/21	USD	65.00	USD	1,795	(47,642)
Edwards Lifesciences Corp.	293	11/05/21	USD	122.00	USD	3,317	(57,135)
Illumina, Inc.	63	11/05/21	USD	460.00	USD	2,555	(17,168)
Intuitive Surgical, Inc.	29	11/05/21	USD	1,070.00	USD	2,883	(50,170)
Teladoc Health, Inc.	154	11/05/21	USD	145.00	USD	1,953	(39,039)
PTC Therapeutics, Inc.	432	11/16/21	USD	45.00	USD	1,607	(9,129)
908 Devices, Inc.	514	11/19/21	USD	40.00	USD	1,672	(42,405)
ABIOMED, Inc.	252	11/19/21	USD	354.50	USD	8,203	(200,863)
Addus HomeCare Corp.	126	11/19/21	USD	90.00	USD	1,005	(28,350)
Agilon Health, Inc.	424	11/19/21	USD	30.00	USD	1,111	(24,380)
Agios Pharmaceuticals, Inc.	626	11/19/21	USD	55.00	USD	2,889	(42,255)
Alcon, Inc.	785	11/19/21	USD	85.00	USD	6,317	(111,862)
Allakos, Inc.	266	11/19/21	USD	145.00	USD	2,816	(86,450)
Allogene Therapeutics, Inc.	414	11/19/21	USD	30.00	USD	1,064	(49,680)
Alnylam Pharmaceuticals, Inc.	428	11/19/21	USD	192.00	USD	8,081	(531,846)
Amedisys, Inc.	425	11/19/21	USD	165.00	USD	6,337	(160,650)
Arcus Biosciences, Inc.	505	11/19/21	USD	50.00	USD	1,761	(47,975)
Arcutis Biotherapeutics, Inc.	540	11/19/21	USD	30.00	USD	1,290	(40,500)
Arena Pharmaceuticals, Inc.	376	11/19/21	USD	70.00	USD	2,239	(51,700)
Argenx SE, ADR	166	11/19/21	USD	350.00	USD	5,013	(90,470)
Arrowhead Pharmaceuticals, Inc.	243	11/19/21	USD	80.00	USD	1,517	(21,263)
Avantor, Inc.	1,133	11/19/21	USD	45.00	USD	4,634	(79,310)
BioMarin Pharmaceutical, Inc.	222	11/19/21	USD	85.00	USD	1,716	(34,965)
Bridgebio Pharma, Inc.	629	11/19/21	USD	60.00	USD	2,948	(77,052)
Centene Corp.	450	11/19/21	USD	67.50	USD	2,804	(73,125)
Cerevel Therapeutics Holdings, Inc.	595	11/19/21	USD	40.00	USD	1,755	(53,550)
Charles River Laboratories International, Inc.	256	11/19/21	USD	440.00	USD	10,564	(266,240)
Chemed Corp.	68	11/19/21	USD	500.00	USD	3,163	(37,740)
Cooper Cos., Inc.	176	11/19/21	USD	450.00	USD	7,274	(69,520)
Cytokinetics, Inc.	411	11/19/21	USD	35.00	USD	1,469	(168,510)
DexCom, Inc.	169	11/19/21	USD	551.00	USD	9,242	(508,703)

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Enanta Pharmaceuticals, Inc.	101	11/19/21	USD	59.00	USD	574	$(35,250)
Genmab A/S, ADR	877	11/19/21	USD	45.00	USD	3,832	(223,635)
Guardant Health, Inc.	237	11/19/21	USD	135.00	USD	2,963	(114,945)
Ideaya Biosciences, Inc.	570	11/19/21	USD	30.00	USD	1,453	(145,350)
Insulet Corp.	254	11/19/21	USD	300.00	USD	7,219	(279,400)
Intuitive Surgical, Inc.	39	11/19/21	USD	1,080.00	USD	3,877	(77,025)
IQVIA Holdings, Inc.	135	11/19/21	USD	260.00	USD	3,234	(37,462)
Kodiak Sciences, Inc.	261	11/19/21	USD	105.00	USD	2,505	(142,245)
Krystal Biotech, Inc.	330	11/19/21	USD	90.00	USD	1,723	(96,525)
Kymera Therapeutics, Inc.	532	11/19/21	USD	80.00	USD	3,125	(135,660)
Kymera Therapeutics, Inc.	532	11/19/21	USD	75.00	USD	3,125	(135,660)
Masimo Corp.	228	11/19/21	USD	275.00	USD	6,172	(247,380)
Mirati Therapeutics, Inc.	142	11/19/21	USD	190.00	USD	2,512	(129,930)
Morphic Holding, Inc.	147	11/19/21	USD	70.00	USD	833	(38,220)
Morphic Holding, Inc.	137	11/19/21	USD	65.00	USD	776	(43,497)
Natera, Inc.	135	11/19/21	USD	130.00	USD	1,504	(43,537)
Nektar Therapeutics	350	11/19/21	USD	20.00	USD	629	(42,000)
Nektar Therapeutics	350	11/19/21	USD	22.00	USD	629	(34,125)
Nevro Corp.	708	11/19/21	USD	140.00	USD	8,240	(148,680)
Nkarta, Inc.	200	11/19/21	USD	35.00	USD	556	(70,000)
NuVasive, Inc.	189	11/19/21	USD	65.00	USD	1,131	(54,810)
Oak Street Health, Inc.	1,777	11/19/21	USD	60.00	USD	7,558	(124,390)
Prometheus Biosciences, Inc.	300	11/19/21	USD	30.00	USD	711	(34,500)
Prothena Corp. PLC	780	11/19/21	USD	76.50	USD	5,556	(456,795)
Pulmonx Corp.	105	11/19/21	USD	45.00	USD	378	(50,400)
Rapt Therapeutics, Inc.	130	11/19/21	USD	40.00	USD	404	(17,875)
Relay Therapeutics, Inc.	174	11/19/21	USD	50.00	USD	549	(87,000)
ResMed, Inc.	295	11/19/21	USD	300.00	USD	7,775	(70,062)
Revolution Medicines, Inc.	292	11/19/21	USD	35.00	USD	803	(28,470)
Rubius Therapeutics, Inc.	470	11/19/21	USD	25.00	USD	840	(77,550)
Sarepta Therapeutics, Inc.	465	11/19/21	USD	100.00	USD	4,300	(197,625)
Seagen, Inc.	751	11/19/21	USD	160.00	USD	12,752	(1,182,825)
Silk Road Medical, Inc.	363	11/19/21	USD	61.50	USD	1,998	(87,267)
Sotera Health Co.	500	11/19/21	USD	25.00	USD	1,308	(116,250)
STERIS PLC	99	11/19/21	USD	210.00	USD	2,022	(54,945)
STERIS PLC	100	11/19/21	USD	220.00	USD	2,043	(22,250)
Tandem Diabetes Care, Inc.	188	11/19/21	USD	125.00	USD	2,244	(111,860)
Teladoc Health, Inc.	231	11/19/21	USD	160.00	USD	2,929	(31,763)
Teladoc Health, Inc.	55	11/19/21	USD	155.00	USD	697	(10,038)
Teleflex, Inc.	136	11/19/21	USD	400.00	USD	5,121	(160,480)
United Therapeutics Corp.	81	11/19/21	USD	210.00	USD	1,495	(25,515)
United Therapeutics Corp.	86	11/19/21	USD	200.00	USD	1,587	(34,615)
Zimmer Biomet Holdings, Inc.	585	11/19/21	USD	150.00	USD	8,562	(277,875)
Mirati Therapeutics, Inc.	142	12/17/21	USD	200.00	USD	2,512	(130,640)

							$(14,354,937)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Genmab A/S, ADR	Citibank N.A.	84,700	10/04/21	USD	45.75	USD	3,701	$(18,675)
Amplifon SpA	Morgan Stanley & Co. International PLC	61,800	10/05/21	EUR	44.25	EUR	2,546	(863)
Antengene Corp. Ltd.	JPMorgan Chase Bank N.A.	738,000	10/05/21	HKD	13.54	HKD	7,660	(3)
Genmab A/S	Goldman Sachs International	14,600	10/05/21	DKK	3,022.26	DKK	41,011	(4,796)
Gerresheimer AG	Morgan Stanley & Co. International PLC	53,900	10/05/21	EUR	89.93	EUR	4,571	(17,881)
Sonova Holding AG	Goldman Sachs International	10,200	10/05/21	CHF	369.25	CHF	3,623	(10,804)
Alnylam Pharmaceuticals, Inc.	Barclays Bank PLC	35,800	10/07/21	USD	201.96	USD	6,759	(66,612)
Genmab A/S	Credit Suisse International	14,600	10/07/21	DKK	3,069.40	DKK	41,011	(4,259)
Genmab A/S, ADR	Bank of America N.A.	47,000	10/07/21	USD	48.60	USD	2,054	(12,544)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust II (BMEZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
GN Store Nord A/S	Credit Suisse International	48,300	10/07/21	DKK	557.58	DKK	21,498	$—
Akeso, Inc.	Morgan Stanley & Co. International PLC	276,000	10/08/21	HKD	51.83	HKD	11,813	(1,787)
Eisai Co. Ltd.	JPMorgan Chase Bank N.A.	35,700	10/08/21	JPY	9,528.48	JPY	299,737	(6,043)
GN Store Nord A/S	Credit Suisse International	9,500	10/08/21	DKK	580.71	DKK	4,228	—
Convatec Group PLC	Morgan Stanley & Co. International PLC	500,000	10/12/21	GBP	2.36	GBP	1,080	(600)
IQVIA Holdings, Inc.	Citibank N.A.	27,400	10/13/21	USD	258.80	USD	6,563	(19,647)
Wuxi Biologics Cayman, Inc.	Morgan Stanley & Co. International PLC	450,000	10/13/21	HKD	132.16	HKD	56,925	(147,395)
Amplifon SpA	UBS AG	20,000	10/14/21	EUR	45.63	EUR	824	(764)
Eisai Co. Ltd.	JPMorgan Chase Bank N.A.	34,600	10/14/21	JPY	9,755.74	JPY	290,502	(32,573)
Lonza Group AG	UBS AG	2,800	10/14/21	CHF	792.69	CHF	1,964	(2,642)
Lonza Group AG	UBS AG	900	10/14/21	CHF	792.54	CHF	631	(855)
Convatec Group PLC	Goldman Sachs International	323,300	10/15/21	GBP	2.31	GBP	698	(1,851)
Demant A/S	Morgan Stanley & Co. International PLC	70,000	10/15/21	DKK	374.51	DKK	22,652	(4,943)
Hansoh Pharmaceutical Group Co. Ltd.	JPMorgan Chase Bank N.A.	436,000	10/15/21	HKD	28.94	HKD	8,633	(19)
Jinxin Fertility Group Ltd.	Morgan Stanley & Co. International PLC	794,000	10/15/21	HKD	15.25	HKD	9,210	(1,589)
Straumann Holding AG	UBS AG	3,600	10/15/21	CHF	1,687.66	CHF	6,061	(159,256)
UCB SA	Morgan Stanley & Co. International PLC	46,000	10/15/21	EUR	99.85	EUR	4,453	(46,038)
WuXi AppTec Co. Ltd., Class H	JPMorgan Chase Bank N.A.	300,000	10/15/21	HKD	175.35	HKD	54,630	(449,113)
Akeso, Inc.	Morgan Stanley & Co. International PLC	222,000	10/19/21	HKD	48.39	HKD	9,502	(21,399)
Amplifon SpA	Morgan Stanley & Co. International PLC	26,400	10/26/21	EUR	45.00	EUR	1,088	(5,938)
Genmab A/S	Credit Suisse International	15,600	10/26/21	DKK	2,979.79	DKK	43,820	(85,950)
Jinxin Fertility Group Ltd.	JPMorgan Chase Bank N.A.	2,000,000	10/26/21	HKD	14.10	HKD	23,200	(42,317)
Straumann Holding AG	UBS AG	3,800	10/26/21	CHF	1,833.40	CHF	6,397	(32,175)
UCB SA	Credit Suisse International	35,000	10/26/21	EUR	97.13	EUR	3,388	(89,755)
Gerresheimer AG	Goldman Sachs International	19,000	10/29/21	EUR	93.16	EUR	1,611	(9,478)
Hansoh Pharmaceutical Group Co. Ltd.	Morgan Stanley & Co. International PLC	528,000	10/29/21	HKD	23.27	HKD	10,454	(22,468)
Merck KGaA	Goldman Sachs International	30,000	10/29/21	EUR	210.02	EUR	5,630	(27,154)
Rede D’or Sao Luiz SA	Morgan Stanley & Co. International PLC	253,000	10/29/21	USD	70.04	USD	17,181	(73,537)
SI-BONE, Inc.	BNP Paribas SA	15,300	11/01/21	USD	24.24	USD	328	(9,961)
Genmab A/S	Morgan Stanley & Co. International PLC	17,200	11/02/21	DKK	2,796.00	DKK	48,315	(305,665)
Jinxin Fertility Group Ltd.	JPMorgan Chase Bank N.A.	1,600,000	11/02/21	HKD	12.75	HKD	18,560	(102,352)
WuXi AppTec Co. Ltd., Class H	Morgan Stanley & Co. International PLC	461,400	11/02/21	HKD	178.91	HKD	84,021	(810,688)
Agios Pharmaceuticals, Inc.	Bank of America N.A.	62,600	11/03/21	USD	51.32	USD	2,889	(44,482)
C4 Therapeutics, Inc.	Morgan Stanley & Co. International PLC	32,000	11/03/21	USD	49.75	USD	1,430	(31,053)
Sotera Health Co.	Citibank N.A.	50,000	11/03/21	USD	26.06	USD	1,308	(72,707)
Zentalis Pharmaceuticals, Inc.	Citibank N.A.	33,300	11/03/21	USD	75.92	USD	2,219	(46,694)
Wuxi Biologics Cayman, Inc.	Morgan Stanley & Co. International PLC	675,000	11/09/21	HKD	122.17	HKD	85,388	(925,681)
Convatec Group PLC	Morgan Stanley & Co. International PLC	500,000	11/10/21	GBP	2.18	GBP	1,080	(40,334)
Hansoh Pharmaceutical Group Co. Ltd.	Morgan Stanley & Co. International PLC	616,000	11/10/21	HKD	20.46	HKD	12,197	(101,583)
Lonza Group AG	Goldman Sachs International	6,400	11/10/21	CHF	703.45	CHF	4,490	(161,454)
Straumann Holding AG	Goldman Sachs International	3,300	11/10/21	CHF	1,739.23	CHF	5,556	(149,284)
UCB SA	UBS AG	22,400	11/10/21	EUR	95.11	EUR	2,168	(102,372)
Amplifon SpA	Morgan Stanley & Co. International PLC	75,000	11/11/21	EUR	42.58	EUR	3,090	(93,487)
Daiichi Sankyo Co. Ltd.	Goldman Sachs International	213,400	11/11/21	JPY	3,098.32	JPY	635,825	(159,944)
Demant A/S	UBS AG	70,000	11/11/21	DKK	337.69	DKK	22,652	(79,197)
Remegen Co. Ltd., Class H	JPMorgan Chase Bank N.A.	155,000	11/11/21	HKD	101.04	HKD	15,283	(92,855)
Sonova Holding AG	Goldman Sachs International	13,100	11/11/21	CHF	364.71	CHF	4,653	(134,383)

								$(4,885,899)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust II (BMEZ)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$923,430,555	$228,999,777	$16,000,000	$1,168,430,332
Diversified Financial Services	57,492,229	—	—	57,492,229
Electronic Equipment, Instruments & Components	8,913,212	—	—	8,913,212
Health Care Equipment & Supplies	650,833,933	132,992,260	—	783,826,193
Health Care Providers & Services	242,465,308	100,585,592	—	343,050,900
Health Care Technology	34,942,160	—	—	34,942,160
Life Sciences Tools & Services	182,474,105	173,124,828	—	355,598,933
Pharmaceuticals	11,660,014	128,865,376	—	140,525,390
Preferred Securities
Preferred Stocks	—	110,281,493	253,969,226	364,250,719
Warrants	1,606,080	—	—	1,606,080
Short-Term Securities
Money Market Funds	15,016,319	—	—	15,016,319
Unfunded SPAC PIPE Commitments(a)	—	—	—	—

	$2,128,833,915	$874,849,326	$269,969,226	3,273,652,467

Investments Valued at NAV(b)				6,001,211

				$3,279,653,678

Derivative Financial Instruments(c)
Liabilities
Equity Contracts	$(10,929,578)	$(8,311,258)	$—	$(19,240,836)

(a)	Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Unfunded SPAC PIPE Commitments	Total
Assets
Opening balance, as of December 31, 2020	$28,744,832	$112,069,329	$—	$140,814,161
Transfers into Level 3	—	—	—	—
Transfers out of Level 3(a)	(13,902,849)	(34,663,708)	—	(48,566,557)
Others(b)	(14,841,983)	14,841,983	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(c)	—	34,223,185	—	34,223,185

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Health Sciences Trust II (BMEZ)

	Common Stocks	Preferred Stocks	Unfunded SPAC PIPE Commitments	Total
Purchases	$16,000,000	$142,078,437	$—	$158,078,437
Sales	—	(14,580,000)	—	(14,580,000)

Closing balance, as of September 30, 2021	$16,000,000	$253,969,226	$—	$269,969,226

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(c)	$—	$34,223,435	$—	$34,223,435

(a)

As of December 31, 2020, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2021, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$16,000,000	Market	Recent Transactions	$3.91 - $ 5.74	$4.82
Preferred Stocks(b)	253,969,226	Market	Revenue Multiple	7.50x - 8.50x	8.10x
			EBITDA Multiple	10.50x	—
			Volatility	50% - 80%	66%
			Time to Exit	1.0 - 4.0	2.3
			Market Adjustment Multiple	0.90x - 2.50x	1.29x
			Recent Transactions	$0.12 - $ 1,000.00	$243.19

	$269,969,226

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $64,740,471 changed to Curent Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PIPE	Private Investment in Public Equity

SPAC	Special Purpose Acquisition Company

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